Financial Risk Management - Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	₩ 2,021,640	₩ 2,257,522	₩ 1,824,649	₩ 3,541,597
Deposits in banks	611	905,982
Trade accounts and notes receivable	3,624,477	3,218,093
Non-trade receivables	227,477	112,739
Accrued income	22,552	14,246
Deposits	16,747	18,378
Loans	37,143	59,884
Lease receivables	10,063	4,130
Derivatives	10,768	63,526
Borrowings	13,412,275	15,040,986
Bonds	1,137,839	1,488,143
Trade accounts and notes payable	4,156,149	4,175,064
Other accounts payable	2,000,444	3,276,810
Security deposits received	189,214	190,329
Lease liabilities	57,975	73,364	₩ 72,788
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [Line Items]
Trade accounts and notes payable	4,156,149	4,175,064
Security deposits received	160,713	153,370
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets effective for fair value hedging	119,098
Derivatives	10,768	63,526
Borrowings	13,482,726	15,101,258
Bonds	1,142,725	1,479,725
Financial liabilities effective for fair value hedging		36,052
Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	120,501	87,027
Equity instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	120,501	87,027
Convertible securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,470	3,127
Convertible securities [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,470	3,127
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets effective for fair value hedging	119,098
Financial assets at fair value through profit or loss	256,251	169,703
Financial liabilities effective for fair value hedging		36,052
Derivatives [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets effective for fair value hedging	119,098
Financial assets at fair value through profit or loss	₩ 256,251	169,703
Financial liabilities effective for fair value hedging		₩ 36,052